November 21, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Gentlemen:

Re:      Rule 24f-2 Notice for
         SAFECO Taxable Bond Trust
         Registration No. 33-22132

The following information is supplied by SAFECO Taxable Bond Trust ("Trust") pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Act"):

1. The fiscal year for which this Notice is filed ended September 30, 1995.

2. The number of shares of beneficial interest of the Trust registered pursuant to the Securities Act of 1933 other than pursuant to Section 24(f) of the Act which were unsold at the beginning of the fiscal year, was zero.

3. 1,527,315 shares of beneficial interest of the Trust were registered during the fiscal year ended September 30, 1995, pursuant to Section 24(e)-2 of the Act.

4. The number of shares of beneficial interest of the Trust sold during the fiscal year ended September 30, 1995, was 8,664,631.

5. The number of shares of beneficial interest of the Trust sold during the fiscal year ended September 30, 1995, pursuant to Section 24(f) of the Act was 8,330,991.

Enclosed are the following:

1. An opinion of counsel with respect to the shares of beneficial interest referred to in paragraph 5 above.

Securities and Exchange Commission
Page 2

Very truly yours,

SAFECO TAXABLE BOND TRUST

/s/   Neal A. Fuller
Vice President and Controller
Enc.

*Information with respect to calculation of filing fee pursuant to Rule
24f-2(c).

(1)      Actual aggregate sale price of such shares: $ 74,936,815

(2) Actual aggregate redemption price of shares redeemed during fiscal year ended September 30, 1995: $ 71,786,655

(3)      Actual aggregate redemption price of such redeemed shares applied
         pursuant to Section 24e-2(a) of the       Act: $ 3,150,160

(4)      Difference between (1) and (2):  $ 3,150,160

(5)      Difference between (4) and (3):  $ 0

(6) Pursuant to Section 6(b) of the Securities Act of 1933 the following is a calculation of the fee due: $ 0 x 0.0003448 = $0

November 21, 1995

SAFECO Taxable Bond Trust
SAFECO Plaza
Seattle, WA  98185

Gentlemen:

I have acted as counsel for SAFECO Taxable Bond Trust ("Trust") with respect to the filing of a 24f-2 Notice in connection with its registration of an indefinite number of shares of beneficial interest of the Trust under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder. I have examined the Rule 24f-2 Notice dated November 21, 1995, and such other documents and records and questions of law as I have considered necessary or appropriate for the purposes of this opinion and, on the basis of such examination, it is my opinion that:

1. The Trust was duly established under the laws of the state of Delaware by a Trust Instrument dated May 13, 1993, and is at the present time validly existing as a business trust under the laws of the state of Delaware.

2. The Trust is authorized to issue an unlimited number of shares of beneficial interest with par value of .001 cent per share, of which 10,520,712 shares (consisting of 1,345,653 shares of the SAFECO Intermediate-Term U.S. Treasury Fund series, 4,663,686 shares of the SAFECO GNMA Fund series and 4,511,373 shares of the SAFECO High-Yield Bond Fund series) have been issued and were outstanding and held by shareholders of the Trust on September 30, 1995. My opinion with respect to the number of shares issued and outstanding is based on a written certificate from the transfer agent of the Trust, SAFECO Services Corporation.

3. The issue and sale of 8,664,631 shares of beneficial interest of the Trust, the registration of which is made definite by the filing of the Rule 24f-2 Notice described above, has been duly authorized by all necessary action on the part of the Trust and such shares when sold were legally issued, fully paid and non-assessable shares of the Trust.

I consent to the filing of this opinion along with the Rule 24f-2 Notice described above.

Very truly yours,

/s/  Bibb L. Strench
Corporate Counsel